Fair Value Measurements (Notes)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Fair value is the price to hypothetically sell an asset or transfer a liability in an orderly manner in the principal market for that asset or liability. Accounting standards prioritize the use of observable inputs in measuring fair value. The level of a fair value measurement is determined entirely by the lowest level input that is significant to the measurement. The three levels are (from highest to lowest):
Level 1 – observable prices in active markets for identical assets and liabilities;
Level 2 – observable inputs other than quoted market prices in active markets for identical assets and liabilities, which include quoted prices for similar assets or liabilities in an active market and market-corroborated inputs; and
Level 3 – unobservable inputs.
The following table summarizes financial assets and liabilities carried at fair value, including derivative instruments on a gross basis, and the location of these instruments on the Consolidated Balance Sheets as of December 31, 2014 and 2013:

		Assets (Liabilities)	Fair Value Measurements Using
(In thousands)		at Fair Value	Level 1	Level 2	Level 3

December 31, 2014
Derivatives recorded in "Other current assets":
Currency hedge portfolio	Gross amounts of recognized assets	$10,215	$—	$10,215	$—
Currency hedge portfolio	Gross amounts offset in the balance sheets	(145)	—	(145)	—
Net amount recorded in other current assets		10,070	—	10,070	—
Derivatives recorded in "Accrued liabilities":
Currency hedge portfolio	Gross amounts offset in the balance sheets	14,103	—	14,103	—
Currency hedge portfolio	Gross amounts of recognized liabilities	(438)	—	(438)	—
Bunker fuel forward contracts	Gross amounts of recognized liabilities	(15,990)	—	(15,990)	—
Net amount recorded in accrued liabilities		(2,325)	—	(2,325)	—
December 31, 2014		$7,745	$—	$7,745	$—

December 31, 2013
Derivatives recorded in "Investments & other assets, net":
Currency hedge portfolio	Gross amounts offset in the balance sheets	$(220)	$—	$(220)	$—
Bunker fuel forward contracts	Gross amounts of recognized assets	953	—	953	—
Bunker fuel forward contracts	Gross amounts offset in the balance sheets	(100)	—	(100)	—
Net amount recorded in investments & other assets, net		633	—	633	—
Derivatives recorded in "Accrued liabilities":
Currency hedge portfolio	Gross amounts offset in the balance sheets	1,250	—	1,250	—
Currency hedge portfolio	Gross amounts of recognized liabilities	(5,947)	—	(5,947)	—
Bunker fuel forward contracts	Gross amounts offset in the balance sheets	778	—	778	—
Bunker fuel forward contracts	Gross amounts of recognized liabilities	(643)		(643)
30-day euro forward contracts	Gross amounts offset in the balance sheets	245	—	245	—
Net amount recorded in accrued liabilities		(4,317)	—	(4,317)	—
Derivatives recorded in "Other liabilities":
Currency hedge portfolio	Gross amounts offset in the balance sheets	833	—	833	—
Currency hedge portfolio	Gross amounts of recognized liabilities	(930)	—	(930)	—
Net amount recorded in other liabilities		(97)	—	(97)	—
December 31, 2013		$(3,781)	$—	$(3,781)	$—

Except as described in Note 13, currency hedge portfolio and bunker fuel forward contracts are designated as hedging instruments. 30-day euro forward contracts are not designated as hedging instruments. To the extent derivatives in an asset position and derivatives in a liability position are with the same counterparty, they are netted in the Consolidated Balance Sheets because we enter into master netting arrangements with each of our hedging partners. As described in Note 1, on February 5, 2015 we net settled certain hedging arrangements in connection with entering into the 2015 ABL.
We value fuel hedging positions by applying an observable discount rate to the current forward prices of identical hedge positions. We value currency hedging positions by utilizing observable or market-corroborated inputs such as exchange rates, volatility and forward yield curves. We trade only with counterparties that meet certain liquidity and creditworthiness standards and do not anticipate non-performance by any of these counterparties. We do not require collateral from our counterparties, nor are we obligated to provide collateral when contracts are in a liability position. However, consideration of non-performance risk is required when valuing derivative instruments, and we include an adjustment for non-performance risk in the recognized measure of derivative instruments to reflect the full credit default spread ("CDS") applied to a net exposure by counterparty. When there is a net asset position, we use the counterparty's CDS; when there is a net liability position, we use our own estimated CDS. CDS is generally not a significant input in measuring fair value and was not significant for any of our derivative instruments in any period presented. See further discussion and tabular disclosure of hedging activity in Note 13.
Financial instruments not carried at fair value consist of our debt. See further fair value discussion and tabular disclosure in Note 12.
As shown in Note 16, fair value measurements of benefit plan assets included in net benefit plan liabilities are based on quoted market prices in active markets (Level 1) or quoted prices in inactive markets (Level 2). The carrying amounts of cash and equivalents, accounts receivable, other receivables including current and non-current finance receivables and accounts payable approximate fair value.
Nonrecurring fair value measurements include:

•
Level 3 fair value measurements used in the impairment reviews of goodwill and intangible assets, which are described in Note 2 and take place annually during the fourth quarter or as circumstances indicate the possibility of impairment;

•	Level 3 fair value measurements used in measuring impairments related to long-lived assets whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable; and

•	Level 3 fair value measurements used in other-than-temporary impairment assessments of equity-method investments.